FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08034
                                   ---------

               FRANKLIN REAL ESTATE SECURITIES TRUST
               -------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
       (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period:  7/31/07
                           -------



Item 1. Schedule of Investments.


Franklin Real Estate Securities Trust

QUARTERLY STATEMENT OF INVESTMENTS
JULY 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Franklin Real Estate Securities Fund .......................................  3
Notes to Statement of Investments ..........................................  5

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series


                                          Quarterly Statement of Investments | 1

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Franklin Real Estate Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------
      FRANKLIN REAL ESTATE SECURITIES FUND                                         SHARES         VALUE
------------------------------------------------------------------------------------------------------------
      COMMON STOCKS 97.4%
      FINANCE/RENTAL/LEASING 0.8%
      Centerline Holdings Co. LP .............................................      484,900   $   6,051,552
                                                                                              --------------
      FINANCIAL CONGLOMERATES 0.3%
      Brookfield Asset Management Inc., A (Canada) ...........................       52,825       1,856,270
                                                                                              --------------
      HOMEBUILDING 22.7%
      Centex Corp. ...........................................................      217,200       8,103,732
      D.R. Horton Inc. .......................................................    1,242,800      20,282,496
      KB Home ................................................................      609,100      19,375,471
      Lennar Corp., A ........................................................      627,000      19,223,820
      M.D.C. Holdings Inc. ...................................................    1,029,600      47,361,600
    a NVR Inc. ...............................................................       28,000      16,197,440
      The Ryland Group Inc. ..................................................      469,000      15,594,250
      Standard Pacific Corp. .................................................    1,133,200      16,782,692
                                                                                              --------------
                                                                                                162,921,501
                                                                                              --------------
      HOTEL/RESORTS/CRUISELINES 2.8%
      Starwood Hotels & Resorts Worldwide Inc. ...............................      140,100       8,820,696
    a Wyndham Worldwide Corp. ................................................      341,420      11,488,783
                                                                                              --------------
                                                                                                 20,309,479
                                                                                              --------------
      REAL ESTATE DEVELOPMENT 5.0%
      Brookfield Properties Corp. (Canada) ...................................      460,640      10,410,464
      Forest City Enterprises Inc., A ........................................      456,200      24,821,842
a,b,c NorthStar Capital Investment Corp. .....................................      100,000       1,047,000
                                                                                              --------------
                                                                                                 36,279,306
                                                                                              --------------
      REAL ESTATE INVESTMENT TRUSTS 65.8%
      Ashford Hospitality Trust ..............................................      378,800       3,871,336
      BioMed Realty Trust Inc. ...............................................      450,200       9,832,368
      Boardwalk REIT (Canada) ................................................      657,200      27,959,798
      Brandywine Realty Trust ................................................      503,000      12,132,360
      Capital Trust Inc., A ..................................................      129,150       3,994,610
      CBL & Associates Properties Inc. .......................................      174,300       5,558,427
      Cedar Shopping Centers Inc. ............................................      601,000       7,554,570
      Corporate Office Properties Trust ......................................      329,200      12,407,548
      Cousins Properties Inc. ................................................       32,700         840,717
      Digital Realty Trust Inc. ..............................................      521,900      17,300,985
    a Douglas Emmett Inc. ....................................................      510,700      11,776,742
      Eagle Hospitality Properties Trust Inc. ................................      308,700       4,050,144
      Entertainment Properties Trust .........................................      170,600       7,600,230
      Extra Space Storage Inc. ...............................................      862,300      12,106,692
      First Potomac Realty Trust .............................................      210,200       4,117,818
      General Growth Properties Inc. .........................................      235,890      11,318,002
      GMH Communities Trust ..................................................    1,050,200       8,821,680
      Host Hotels & Resorts Inc. .............................................      874,736      18,474,424
      iStar Financial Inc. ...................................................      623,700      22,659,021
      Kimco Realty Corp. .....................................................      332,600      12,415,958
      Kite Realty Group Trust ................................................      585,100       9,338,196
      LaSalle Hotel Properties ...............................................      260,400      10,423,812
      Lexington Realty Trust .................................................      420,300       7,931,061


                                          Quarterly Statement of Investments | 3

Franklin Real Estate Securities Trust

------------------------------------------------------------------------------------------------------------
      FRANKLIN REAL ESTATE SECURITIES FUND                                         SHARES         VALUE
------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
      Liberty Property Trust .................................................      328,300   $  12,314,533
      The Macerich Co. .......................................................      322,500      23,590,875
      Newcastle Investment Corp. .............................................      600,400      10,813,204
      Parkway Properties Inc. ................................................      181,700       7,373,386
      ProLogis ...............................................................      462,198      26,299,066
      PS Business Parks Inc. .................................................      324,600      16,587,060
      Public Storage .........................................................      371,500      26,038,435
      RAIT Financial Trust ...................................................      280,052       2,901,339
      Ramco-Gershenson Properties Trust ......................................       75,300       2,424,660
      Redwood Trust Inc. .....................................................      111,200       3,202,560
      Regency Centers Corp. ..................................................      193,000      12,519,910
      Simon Property Group Inc. ..............................................      281,263      24,337,687
      Strategic Hotels & Resorts Inc. ........................................      347,100       7,386,288
      Tanger Factory Outlet Centers Inc. .....................................      234,600       7,842,678
      U-Store-It Trust .......................................................      517,900       7,411,149
      Ventas Inc. ............................................................      425,242      13,871,394
      Vornado Realty Trust ...................................................      231,200      24,745,336
                                                                                              --------------
                                                                                                472,146,059
                                                                                              --------------
      TOTAL COMMON STOCKS (COST $563,471,289) ................................                  699,564,167
                                                                                              --------------
      SHORT TERM INVESTMENT (COST $22,054,977) 3.1%
      MONEY MARKET FUND 3.1%
    d Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00%....   22,054,977      22,054,977
                                                                                              --------------
      TOTAL INVESTMENTS (COST $585,526,266) 100.5% ...........................                  721,619,144
      OTHER ASSETS, LESS LIABILITIES (0.5)% ..................................                   (3,738,655)
                                                                                              --------------
      NET ASSETS 100.0% ......................................................                $ 717,880,489
                                                                                              ==============

SELECTED PORTFOLIO ABBREVIATIONS

LP   - Limited Partnership
REIT - Real Estate Investment Trust

a Non-income producing for the twelve months ended July 31, 2007.

b See Note 4 regarding restricted securities.

c Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2007, the value of this security was $1,047,000, representing 0.15% of net assets.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


4 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin Real Estate Securities Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION

Franklin Real Estate Securities Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company, consisting of one fund, the Franklin Real Estate Securities Fund (the Fund).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                                          Quarterly Statement of Investments | 5

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

3. INCOME TAXES

At July 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ............................................   $585,526,266
                                                                   =============

Unrealized appreciation ........................................   $232,858,818
Unrealized depreciation ........................................    (96,765,940)
                                                                   -------------
Net unrealized appreciation (depreciation) .....................   $136,092,878
                                                                   =============

4. RESTRICTED SECURITIES

At July 31, 2007, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

-----------------------------------------------------------------------------------------------------
                                                                ACQUISITION
SHARES    ISSUER                                                    DATE         COST         VALUE
-----------------------------------------------------------------------------------------------------
100,000   NorthStar Capital Investment Corp. ................     1/16/98     $1,993,250   $1,047,000
                                                                                           ==========
          TOTAL RESTRICTED SECURITIES (0.15% of Net Assets)

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


6 | Quarterly Statement of Investments


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    September 27, 2007




                                Exhibit A



I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN REAL ESTATE SECURITIES TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

09/27/07


/s/ JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration









I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN REAL ESTATE SECURITIES TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

09/27/07


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer